UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2016

Date of reporting period:  May 31, 2016

Item 1. Reports to Stockholders.

Rockefeller Equity Allocation Fund

Rockefeller Core Taxable Bond Fund

Rockefeller Intermediate Tax Exempt
National Bond Fund

Rockefeller Intermediate Tax Exempt
New York Bond Fund

Semi-Annual Report

May 31, 2016

Investment Adviser

Rockefeller & Co., Inc.
10 Rockefeller Plaza, Third Floor
New York, New York  10020

Table of Contents

LETTER TO SHAREHOLDERS	3
EXPENSE EXAMPLES	7
INVESTMENT HIGHLIGHTS	9
SCHEDULES OF INVESTMENTS	17
STATEMENTS OF ASSETS AND LIABILITIES	38
STATEMENTS OF OPERATIONS	40
STATEMENTS OF CHANGES IN NET ASSETS	42
FINANCIAL HIGHLIGHTS	46
NOTES TO FINANCIAL STATEMENTS	50
NOTICE OF PRIVACY POLICY & PRACTICES	62
ADDITIONAL INFORMATION	63

Dear Shareholder:

The first half of 2016 started out with a roller-coaster ride. Financial markets declined precipitously from the beginning of the year through mid-February on the back of fears over collapsing crude oil prices and uncertainty surrounding China’s economic and currency stability. However, this correction was followed by a sharp recovery as crude oil prices have roared back since mid-February, and Chinese policymakers once again pulled policy levers to steady its economic performance by sharply increasing credit growth. The Federal Reserve shifted to a rather dovish stance by reducing the number of expected rate hikes in 2016 from four to two. This dovish stance weakened the U.S. dollar and alleviated the burden on emerging market countries with heavy U.S.-dollar denominated debt load.

On the corporate earnings front, it now appears that 2016 will be another year of flattish earnings growth for the S&P 500 Index, which may help explain why the market has been stuck in a trading range.  The silver lining is that, on a year-over-year basis, corporate earnings growth is now expected to turn positive in the second half of 2016. However, several geopolitical events are likely to keep investors on edge. At the time of this writing, the United Kingdom is about to hold a referendum on whether to remain in the European Union. Various opinion polls indicate that the outcome is too close to call. A vote for “Brexit” could potentially lead to further market volatility as it may be viewed as the beginning of the unraveling of the European Union.

Here in the U.S., the presidential election is already off to a contentious start, with the two leading candidates both engendering high negatives. Given the unpredictability of the primary election season, one cannot confidently predict the outcome of the November election. This uncertainty is likely to continue to weigh on market sentiment, in our view.

Global Economy

“New Normal” has been a popular term in describing the post-Great Financial Crisis environment. However, lately the environment appears to have shifted into the realm of abnormal – it is estimated that more than $13 trillion of bonds worldwide are trading at negative interest rates. This means that those who are buying these bonds with the plan to hold them to maturity are guaranteed a financial loss. Those who intend to trade these bonds for a profit have to count on rates going further negative, implying more deflation or economic softness.

The world has arrived at such an abnormal environment because the European Central Bank and the Bank of Japan have lowered their benchmark interest rates to negative territory while their respective Quantitative Easing programs are still buying significant amounts of assets. They hope that these draconian measures will rekindle animal spirits to drive higher credit demand for capital spending and consumption. However, these policies appear to us to be falling short of these objectives for now.

Instead of rekindling animal spirits, the world seems to be grappled by a sense of unease as businesses have curtailed capital investments and consumers have increased saving rates. The end result has been a continuation of the past seven years’ trend of subdued growth and low inflation.

Compared to other developed economies, we believe the U.S. is better positioned (U.S. Treasuries are still in a positive interest rate environment), and the Federal Reserve appears eager to start the policy normalization process. However, a string of softer-than-expected jobs reports may have prevented the Federal Reserve from tightening so far in 2016.  We believe there is a good chance that the Fed will fall short of its target of two rate hikes in 2016.

Across the Pacific Ocean from the U.S., Japan is in need of further stimulus to keep the so-called Abenomics alive, and China is still clinging to its 6.5% or better Gross Domestic Product (GDP) growth target, which appears to us to be rather stretched. In the Eurozone, credit growth to non-financial companies has turned positive, but the risk of deflation remains elevated. In short, we believe it will most likely be some time before the global economy starts firing on all cylinders, and we suspect investors will need to get used to subdued growth and return prospects for a while.

Federal Reserve Policy and the Bond Market

With first quarter growth in the U.S. slower than anticipated and global growth still providing headwinds, the Federal Reserve did not continue its policy normalization during the second quarter.  Policymakers look eager to raise rates at least two more times in 2016 after the early year pause, however.  What remains unclear is the extent at which low global yields will continue to push U.S. yield lower and what the Federal Reserve’s reaction to these forces will be as U.S. interest rates disconnect from underlying modest growth and full employment.  Changes to policy normalization may very well be presented in the balance of 2016.  This raises bond market uncertainty to the highest level we have seen during this recovery and expansion cycle.

Rockefeller Core Taxable Bond Fund:

For the six months ended May 31, 2016, the Institutional Class shares of the Rockefeller Core Taxable Bond Fund had a return of +2.94% (net), trailing the Barclays Aggregate Bond Index benchmark, which returned +3.12% for the same period.  Detracting from relative performance was the Fund’s defensive positioning towards a rise in interest rates. Excess yield available in corporate and taxable municipal bonds helped offset the defensive duration positioning while an underweight in mortgage-backed securities provided a relative boost as that sector underperformed most other sectors. A “barbelled” maturity structure of both short and long-term maturities continued to be a significant positive contributor as the yield curve flattened again over the period.

Rockefeller Intermediate Tax Exempt National Bond Fund:

For the six months ended May 31, 2016, the Institutional Class shares of the Rockefeller Intermediate Tax Exempt National Bond Fund had a return of +1.61% (net), while the Barclays 5-Year Municipal Index returned +1.63% for the same period.  The Fund’s defensive positioning towards rising interest rates and the higher overall quality of the issuers held in the Fund contributed to a lower performance versus the benchmark.  The Fund’s positioning toward a “flattening” of the yield curve, or a decrease in the excess yield available between short and long maturities, boosted relative returns modestly.

Rockefeller Intermediate Tax Exempt New York Bond Fund:

For the six months ended May 31, 2016, the Institutional Class shares of the Rockefeller Intermediate Tax Exempt New York Bond had a return of +1.43% (net), while the Barclays 5-Year Municipal Index returned +1.63% for the same period.  The Fund’s defensive positioning towards rising interest rates and the higher overall quality of the issuers held in the Fund contributed to a lower performance versus the benchmark.  The Fund’s positioning toward a “flattening” of the yield curve, or a decrease in the excess yield available between short and long maturities, boosted relative returns modestly.

Rockefeller Equity Allocation Fund:

For the six months ended May 31, 2016, the Institutional Class shares of the Fund returned 0.00%. This was in line with the MSCI All-Country World Index (Net Dividends) which was up just 0.01% for the same period. The Fund is invested in a blend of value and growth securities on a global basis, as well as preferred stocks, real assets and high yield bonds.  The Fund’s investment in high yield bonds was a positive contributor on a relative basis in a difficult market. On a sector basis, Financials and Utilities were the two largest positive contributors to performance, while Consumer Discretionary and Consumer Staples were major detractors.

Looking Forward

Similar to the last few years, we believe 2016 is likely to wind up as another year of subdued economic growth and flattish earnings. The recent rebound in energy and commodity prices is now viewed as a positive development, as it may help reduce the odds of deflation. While the pace of job creation in the U.S. has decelerated of late, we believe the potential of a recession remains rather low.  Over the coming months, developments on the political front may have a higher impact on investor sentiment and market valuations. As we look to the prospect of renewed earnings growth in 2017 after the November general election in the U.S., we believe the market may again resume its upward trajectory.

Sincerely,

David P. Harris, CFA	Mark Iannarelli, CFA
Chief Investment Officer	Director of Fixed Income
Rockefeller & Co., Inc.	Rockefeller & Co., Inc.

Opinions expressed are those of Rockefeller & Co., Inc. and are subject to change, are not guaranteed and should not be considered investment advice.

Must be preceded or accompanied by a current prospectus.

Past performance is no guarantee of future results.

Mutual fund investing involves risk. Principal loss is possible. The Funds are susceptible to adverse economic, political, tax, or regulatory changes which may magnify other risks. Income from tax-exempt funds may become subject to state and local taxes and a portion of income may be subject to the federal alternative minimum tax for certain investors. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Funds in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. Investing in the municipal securities market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities. Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic development. The Funds may invest in restricted securities or “private placement” transactions. Private placement securities are not registered under the Securities Act of 1933, as amended, and are subject to restrictions on resale. As such they are often both difficult to sell and to value. The Funds may invest in exchange traded funds (“ETFs”) which are subject to additional risks, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares.  The Rockefeller Intermediate Tax Exempt New York Bond Fund is non-diversified, meaning it concentrates its assets in fewer individual holdings than a diversified fund, specifically in the State of New York issues.  The Rockefeller Equity

Allocation Fund is subject to small- and medium-capitalization company risks, which tend to have limited liquidity and greater price volatility than large-capitalization companies. The Rockefeller Equity Allocation Fund also invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Investing in commodities may subject the Fund to greater risks and volatility as commodity prices may be influenced by a variety of factors including unfavorable weather, environmental factors, and changes in government regulations. Master limited partnerships (“MLPs”) in which the Rockefeller Equity Allocation Fund may invest are subject to certain risks inherent in the structure of MLPs, including complex tax structure risks, the limited ability for election or removal of management, limited voting rights, potential dependence on parent companies or sponsors for revenues to satisfy obligations, and potential conflicts of interest between partners, members and affiliates.  Rockefeller Equity Allocation Fund may invest in high-yield fixed income securities or “junk bonds”.  In addition to the fixed income risks described above, high yield fixed income securities are subject additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer.  Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

The Barclays Aggregate Bond Index is an unmanaged index which is widely regarded as a standard for measuring U.S. investment grade bond market performance.

The Barclays 5-Year Municipal Bond Index is an index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index is the 5-year (4-6) component of the Barclays Municipal Bond Index.

The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade tax-exempt bond market.

The MSCI All Country World (Net Dividends) (“MSCI ACWI”) is a free float-adjusted market capitalization weighted index that measures the equity performance of global developed and emerging markets. The MSCI ACWI total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

One cannot invest directly in an index.

Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with a longer duration generally have more volatile prices than securities of comparable quality with a shorter duration.

The Rockefeller Funds are distributed by Quasar Distributors, LLC.

Rockefeller Funds
Expense Examples
(Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds.  The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/15 – 5/31/16).

Actual Expenses

The first line of each of the following tables provides information about actual account values and actual expenses. Although the Funds charge no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent.  Individual Retirement Accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of exchange-traded funds or other investment companies as part of their investment strategies, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, management fees, fund administration fees and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Rockefeller Funds
Expense Examples (Continued)
(Unaudited)

Rockefeller Equity Allocation Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/15	5/31/16	12/1/15 – 5/31/16*
Actual	$1,000.00	$1,000.00	$6.25
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.75	$6.31

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Rockefeller Core Taxable Bond Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/15	5/31/16	12/1/15 – 5/31/16*
Actual	$1,000.00	$1,029.40	$3.40
Hypothetical (5% return
before expenses)	$1,000.00	$1,021.65	$3.39

*	Expenses are equal to the Fund’s annualized expense ratio of 0.67%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Rockefeller Intermediate Tax Exempt National Bond Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/15	5/31/16	12/1/15 – 5/31/16*
Actual	$1,000.00	$1,016.10	$3.58
Hypothetical (5% return
before expenses)	$1,000.00	$1,021.45	$3.59

*	Expenses are equal to the Fund’s annualized expense ratio of 0.71%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Rockefeller Intermediate Tax Exempt New York Bond Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/15	5/31/16	12/1/15 – 5/31/16*
Actual	$1,000.00	$1,014.30	$4.28
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.75	$4.29

*	Expenses are equal to the Fund’s annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Rockefeller Equity Allocation Fund
Investment Highlights
(Unaudited)

The Fund seeks to achieve its investment objective of long-term total return from capital appreciation and income by investing its assets globally in a range of equity asset classes and, to a lesser extent, in fixed income securities, real estate and commodity linked equities (such as real estate investment trusts and master limited partnerships), and currencies. Rockefeller & Co., Inc. (the “Adviser”) will allocate the Fund’s assets across asset classes taking into consideration both the Adviser’s longer-term strategic outlook as well as tactical views as to potential near-term opportunities. The Adviser considers a number of factors when making allocation decisions, including relative attractiveness among equity market capitalizations and geographic regions, inflation risks and factors that influence commodity prices.

Allocation of Portfolio Holdings as of May 31, 2016
(% of Investments)

Average Annual Returns as of May 31, 2016

		MSCI
	Rockefeller	AC World
	Equity Allocation	Index
	Fund	Net (USD)
1 Year	(4.85)%	(5.42)%
Since Inception (2/4/15)	(0.21)%	(0.90)%
Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 855-369-6209.

Continued

Rockefeller Equity Allocation Fund
Investment Highlights (Continued)
(Unaudited)

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The MSCI AC World Index Net (USD) captures large and mid cap representation across 23 developed markets and 23 emerging markets countries.  With 2,464 constituents, the index covers approximately 85% of the global investable equity opportunity set.  An index is unmanaged and cannot be invested in directly.

Growth of $1,000,000 Investment

*  Inception Date

Rockefeller Core Taxable Bond Fund
Investment Highlights
(Unaudited)

The Fund seeks to achieve its investment objective by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in taxable fixed-income securities.  “Fixed-income securities” include corporate, government and municipal bonds, asset-backed and mortgage-backed securities, and other fixed-income instruments.  The Fund invests primarily in investment grade fixed-income securities.  Investment grade securities are fixed-income securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor’s Ratings Group (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) or another nationally recognized statistical rating organization (“NRSRO”), or deemed by the Adviser to be of comparable quality.  The Adviser anticipates the Fund’s weighted average duration will be more than three years but less than ten years.

Allocation of Portfolio Holdings as of May 31, 2016
(% of Investments)

Average Annual Returns as of May 31, 2016

	Rockefeller	Barclays
	Core Taxable	Aggregate
	Bond Fund	Bond Index
1 Year	3.23%	2.99%
Since Inception (12/26/13)	3.21%	4.13%
Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 855-369-6209.

Continued

Rockefeller Core Taxable Bond Fund
Investment Highlights (Continued)
(Unaudited)

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The Barclays Aggregate Bond Index is an unmanaged index which is widely regarded as a standard for measuring U.S. investment grade bond market performance.  An index is unmanaged and cannot be invested in directly.

Growth of $1,000,000 Investment

*  Inception Date

Rockefeller Intermediate Tax Exempt National Bond Fund
Investment Highlights
(Unaudited)

The Fund seeks to achieve its investment objective by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in municipal bonds and other fixed-income securities that generate income exempt from regular federal income tax, including the federal alternative minimum tax (“AMT”).  The Fund may invest in all types of municipal bonds, including, but not limited to, general obligation bonds and industrial development bonds.  The Fund may also invest in asset-backed and mortgage-backed securities, other investment companies, ETFs and the obligations of other issuers that pay interest that is exempt from regular federal income taxes.  While the Fund will invest primarily in tax free securities, it is possible that up to 20% of the Fund’s total assets may be invested in securities that generate income that is not exempt from regular federal income tax, including the federal AMT.  The Fund invests primarily in investment grade municipal bonds and other types of fixed-income securities.  Investment grade securities are fixed-income securities rated in the top four ratings categories by independent rating organizations such as S&P and Moody’s or another NRSRO, or, if unrated, deemed by the Adviser to be of comparable quality.  While the Fund may invest in securities of any duration, the Adviser anticipates the weighted average duration of the Fund’s portfolio will be more than three years but less than ten years.

Allocation of Portfolio Holdings as of May 31, 2016
(% of Investments)

Average Annual Returns as of May 31, 2016

	Rockefeller
	Intermediate Tax Exempt	Barclays 5-Year
	National Bond Fund	Municipal Bond Index
1 Year	2.71%	3.57%
Since Inception (12/26/13)	2.28%	2.89%

Continued

Rockefeller Intermediate Tax Exempt National Bond Fund
Investment Highlights (Continued)
(Unaudited)

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 855-369-6209.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The Barclay 5-Year Municipal Bond Index is an index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market.  The index is the 5-Year (4-6) component of the Barclays Municipal Bond Index.  An index is unmanaged and cannot be invested in directly.

Growth of $1,000,000 Investment

*  Inception Date

Rockefeller Intermediate Tax Exempt New York Bond Fund
Investment Highlights
(Unaudited)

The Fund seeks to achieve its investment objective by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in municipal bonds and other fixed-income securities that generate income exempt from regular federal, New York State and New York City personal income tax, including the federal AMT.  The Fund may invest in all types of municipal bonds, including, but not limited to, general obligation bonds, industrial development bonds, and other obligations issued by the State of New York, its subdivisions, authorities, instrumentalities and corporations.  The Fund may also invest in asset-backed and mortgage-backed securities, other investment companies, ETFs and the obligations of other issuers that pay interest that is exempt from regular federal and New York State and New York City personal income tax.  While the Fund will invest primarily in tax free securities, it is possible that up to 20% of the Fund’s total assets may be invested in securities that generate income that is not exempt from regular federal income tax, New York State and New York City personal income tax, including the federal AMT.  The Fund invests primarily in investment grade fixed-income securities rated in the top four ratings categories by independent rating organizations such as S&P and Moody’s or another NRSRO, or deemed by the Adviser to be of comparable quality.  While the Fund may invest in securities of any duration, the Adviser anticipates the weighted average duration of the Fund’s portfolio will be more than three years but less than ten years.  The Fund is non-diversified.

Allocation of Portfolio Holdings as of May 31, 2016
(% of Investments)

Average Annual Returns as of May 31, 2016

	Rockefeller
	Intermediate Tax Exempt	Barclays 5-Year
	New York Bond Fund	Municipal Bond Index
1 Year	2.33%	3.57%
Since Inception (12/26/13)	2.01%	2.89%

Continued

Rockefeller Intermediate Tax Exempt New York Bond Fund
Investment Highlights (Continued)
(Unaudited)

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 855-369-6209.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The Barclay 5-Year Municipal Bond Index is an index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market.  The index is the 5-Year (4-6) component of the Barclays Municipal Bond Index.  An index is unmanaged and cannot be invested in directly.

Growth of $1,000,000 Investment

*  Inception Date

Rockefeller Equity Allocation Fund

Schedule of Investments

May 31, 2016 (Unaudited)

	Shares	Value
Common Stocks – 84.00%
Aerospace & Defense – 1.76%
DigitalGlobe, Inc. (a)	3,727	$78,006
Safran SA (b)	18,925	1,327,995
Triumph Group, Inc.	2,451	92,476
		1,498,477
Airlines – 2.21%
Southwest Airlines Co.	21,345	906,736
United Continental Holdings, Inc. (a)	21,639	975,702
		1,882,438
Auto Components – 2.00%
Delphi Automotive PLC (b)	14,241	967,818
Gentherm, Inc. (a)	3,817	139,626
NGK Spark Plug Co. Ltd. (b)	31,200	598,790
		1,706,234
Automobiles – 0.93%
Hyundai Motor Co. (b)	6,747	789,130

Banks – 7.58%
ABN AMRO Group NV (b)(c)	23,096	470,321
Bank Rakyat Indonesia Persero Tbk PT (b)	737,600	557,784
Grupo Financiero Santander Mexico SAB de CV- Class B – ADR	10,382	93,749
HDFC Bank Ltd. – ADR	1,645	105,872
ICICI Bank Ltd. – ADR	12,426	89,343
JPMorgan Chase & Co.	24,977	1,630,250
Lloyds Banking Group PLC (b)	1,169,203	1,217,081
Standard Chartered PLC (b)	8,150	64,507
Swedbank AB (b)	42,126	927,360
The Siam Commercial Bank PLC (b)	13,500	50,533
Wells Fargo & Co.	24,703	1,252,937
		6,459,737
Biotechnology – 0.96%
Genmab A/S (a)(b)	752	135,916
Regeneron Pharmaceuticals, Inc. (a)	928	370,207
Ultragenyx Pharmaceutical, Inc. (a)	4,219	308,409
		814,532
Building Products – 1.53%
AAON, Inc.	3,951	108,415
Cie De Saint-Gobain (b)	24,524	1,095,721
Simpson Manufacturing Co., Inc.	2,484	98,292
		1,302,428

The accompanying notes are an integral part of these financial statements.

Rockefeller Equity Allocation Fund

Schedule of Investments (Continued)

May 31, 2016 (Unaudited)

	Shares	Value
Commercial Services & Supplies – 0.45%
Healthcare Services Group, Inc.	6,741	$262,899
Stericycle, Inc. (a)	1,187	116,314
		379,213
Construction & Engineering – 0.09%
Kinden Corp. (b)	6,800	79,127

Construction Materials – 2.01%
HeidelbergCement AG (b)	18,409	1,576,077
Semen Indonesia Persero Tbk PT (b)	210,000	138,201
		1,714,278
Consumer Finance – 1.81%
Capital One Financial Corp.	18,250	1,336,630
First Cash Financial Services, Inc.	2,817	123,075
Provident Financial PLC (b)	2,002	84,374
		1,544,079
Diversified Financial Services – 2.15%
FactSet Research Systems, Inc.	1,207	191,997
ING Groep NV (b)	132,626	1,641,157
		1,833,154
Diversified Telecommunication Services – 3.54%
KT Corp. (b)	6,034	162,837
KT Corp. – ADR	6,326	91,664
Nippon Telegraph & Telephone Corp. (b)	47,600	2,083,222
SBA Communications Corp. (a)	6,777	673,634
		3,011,357
Electric Utilities – 4.82%
Korea Electric Power Corp. (b)	51,281	2,703,756
The Kansai Electric Power Co., Inc. (a) (b)	145,600	1,404,329
		4,108,085
Electronic Equipment, Instruments & Components – 1.85%
Badger Meter, Inc.	1,138	85,350
IPG Photonics Corp. (a)	1,637	141,404
Kyocera Corp. (b)	19,600	973,524
Littelfuse, Inc.	1,370	156,906
Samsung SDI Co. Ltd. (b)	847	79,868
Trimble Navigation, Ltd. (a)	5,423	138,720
		1,575,772
Energy Equipment & Services – 0.04%
Newpark Resources, Inc. (a)	7,633	35,035

The accompanying notes are an integral part of these financial statements.

Rockefeller Equity Allocation Fund

Schedule of Investments (Continued)

May 31, 2016 (Unaudited)

	Shares	Value
Food & Staples Retailing – 1.52%
CVS Health Corp.	13,430	$1,295,324

Food Products – 0.12%
Nestle SA – ADR	1,396	103,164

Gas Utilities – 0.76%
Tokyo Gas Co. Ltd. (b)	162,000	651,320

Health Care Equipment & Supplies – 4.21%
Abaxis, Inc.	1,833	84,355
ABIOMED, Inc. (a)	2,190	217,489
Becton Dickinson & Co.	6,470	1,076,932
Edwards Lifesciences Corp. (a)	2,136	210,396
Greatbatch, Inc. (a)	3,010	94,996
Inogen, Inc. (a)	2,925	139,640
Insulet Corp. (a)	3,651	109,603
Masimo Corp. (a)	3,361	167,176
Merit Medical Systems, Inc. (a)	7,168	134,543
Nuvectra Corp. (a)	957	8,613
ResMed, Inc.	1,617	95,500
St. Jude Medical, Inc.	15,967	1,251,173
		3,590,416
Health Care Providers & Services – 0.43%
Bumrungrad Hospital PCL (b)	9,400	51,772
Chemed Corp.	1,074	140,060
ExamWorks Group, Inc. (a)	5,076	177,203
		369,035
Health Care Technology – 1.27%
Cerner Corp. (a)	13,270	737,945
Medidata Solutions, Inc. (a)	2,617	120,225
Omnicell, Inc. (a)	4,446	143,828
Vocera Communications, Inc. (a)	7,239	83,610
		1,085,608
Hotels, Restaurants & Leisure – 3.68%
Buffalo Wild Wings, Inc. (a)	3,555	516,861
Carnival Corp. (b)	5,844	278,993
Carnival PLC (b)	5,024	247,271
Compass Group PLC (b)	42,446	790,294
Royal Caribbean Cruises Ltd. (b)	16,830	1,302,474
		3,135,893

The accompanying notes are an integral part of these financial statements.

Rockefeller Equity Allocation Fund

Schedule of Investments (Continued)

May 31, 2016 (Unaudited)

	Shares	Value
Insurance – 4.35%
Aflac, Inc.	20,838	$1,447,407
Prudential PLC (b)	41,427	825,938
Reinsurance Group of America, Inc.	14,457	1,433,267
		3,706,612
Internet & Catalog Retail – 0.68%
Ctrip.com International Ltd. – ADR	12,715	581,838

Internet Software & Services – 6.13%
Alphabet, Inc. – Class C (a)	3,181	2,340,325
Baidu, Inc. – ADR (a)	5,833	1,041,424
Intralinks Holdings, Inc. (a)	11,635	91,218
NAVER Corp. (b)	919	554,296
NIC, Inc. (a)	5,639	111,934
Qihoo 360 Technology Co. Ltd. – ADR (a)	1,455	108,107
Tencent Holdings Ltd. (b)	43,600	971,576
		5,218,880
IT Services – 2.52%
InterXion Holding NV (a)(b)	16,404	614,494
Visa, Inc.	19,441	1,534,672
		2,149,166
Life Sciences Tools & Services – 0.51%
Illumina, Inc. (a)	2,970	430,145

Machinery – 3.87%
Amada Holdings Co. Ltd. (b)	77,300	845,630
CLARCOR, Inc.	1,426	84,562
Nabtesco Corp. (b)	24,900	631,040
Pentair PLC (b)	18,678	1,125,163
SMC Corp. (b)	2,400	606,257
		3,292,652
Media – 1.50%
Comcast Corp.	20,179	1,277,331

Metals & Mining – 0.16%
Grupo Mexico SAB de CV (b)	61,300	136,239

Multiline Retail – 0.08%
Fred’s, Inc.	4,871	71,506

Multi-Utilities – 1.56%
WEC Energy Group, Inc.	22,119	1,330,237

The accompanying notes are an integral part of these financial statements.

Rockefeller Equity Allocation Fund

Schedule of Investments (Continued)

May 31, 2016 (Unaudited)

	Shares	Value
Oil, Gas & Consumable Fuels – 4.57%
BP PLC – ADR	5,037	$158,162
Cabot Oil & Gas Corp.	34,131	818,120
Chevron Corp.	10,636	1,074,237
Exxon Mobil Corp.	3,221	286,733
Kinder Morgan, Inc.	68,604	1,240,361
Range Resources Corp.	1,583	67,420
Royal Dutch Shell PLC – Class A – ADR	1	48
Royal Dutch Shell PLC – Class B – ADR	5,081	247,851
		3,892,932
Personal Products – 0.20%
L’Oreal SA (b)	892	167,843

Pharmaceuticals – 5.96%
Aspen Pharmacare Holdings Ltd. (b)	3,355	68,714
Hanmi Pharm Co. Ltd. (b)	160	84,826
Kyowa Hakko Kirin Co. Ltd. (b)	4,600	83,252
Mallinckrodt PLC (a)(b)	12,280	778,061
Merck & Co., Inc.	20,555	1,156,424
Novartis AG – ADR	16,501	1,311,996
Novartis AG (b)	2,636	209,489
Sanofi – ADR	3,986	164,223
Shire PLC – ADR	6,550	1,219,348
		5,076,333
Professional Services – 0.17%
Mistras Group, Inc. (a)	5,873	145,709

Semiconductors & Semiconductor Equipment – 0.22%
Microsemi Corp. (a)	5,411	183,054

Software – 3.82%
Epiq Systems, Inc.	5,572	84,862
Mentor Graphics Corp.	6,776	145,277
Microsoft Corp.	31,855	1,688,315
Oracle Corp.	28,100	1,129,620
PROS Holdings, Inc. (a)	6,924	96,867
Synchronoss Technologies, Inc. (a)	3,108	109,619
		3,254,560
Technology Hardware, Storage & Peripherals – 1.39%
Apple, Inc.	11,399	1,138,305
Stratasys Ltd. (a)(b)	1,820	41,532
		1,179,837

The accompanying notes are an integral part of these financial statements.

Rockefeller Equity Allocation Fund

Schedule of Investments (Continued)

May 31, 2016 (Unaudited)

	Shares	Value
Textiles, Apparel & Luxury Goods – 0.23%
Carter’s, Inc.	1,953	$196,355

Transportation Infrastructure – 0.07%
SIA Engineering Co. Ltd. (b)	20,600	56,682

Water Utilities – 0.23%
American Water Works Co., Inc.	2,679	198,514

Wireless Telecommunication Services – 0.06%
China Mobile Ltd. – ADR	963	54,361
Total Common Stocks (Cost $69,913,489)		71,564,622

Mutual Funds – 8.41%
Federated Institutional High-Yield Bond Fund	290,405	2,761,753
Nuveen Preferred Securities Fund	186,424	3,146,832
Tortoise MLP & Pipeline Fund	105,625	1,255,885
Total Mutual Funds (Cost $7,444,794)		7,164,470

Preferred Stocks – 1.02%
Automobiles – 0.50%
Hyundai Motor Co. (b)	4,824	424,618

Banks – 0.19%
Bancolombia SA – ADR	2,561	83,386
Itau Unibanco Holding SA – ADR	9,781	78,346
		161,732
Insurance – 0.33%
Samsung Fire & Marine Insurance Co. Ltd. (b)	1,790	280,893
Total Preferred Stocks (Cost $953,292)		867,243

Real Estate Investment Trusts – 1.04%
Annaly Capital Management, Inc.	68,399	723,661
Iron Mountain, Inc.	4,431	162,795
Total Real Estate Investment Trusts (Cost $843,676)		886,456

The accompanying notes are an integral part of these financial statements.

Rockefeller Equity Allocation Fund

Schedule of Investments (Continued)

May 31, 2016 (Unaudited)

	Shares	Value
Money Market Funds – 3.37%
Fidelity Institutional Money Market Fund –
Government Portfolio – Institutional Class, 0.240% (d)	2,867,835	$2,867,835
Total Money Market Funds (Cost $2,867,835)		2,867,835
Total Investments (Cost $82,023,086) – 97.84%		83,350,626
Other Assets in Excess of Liabilities – 2.16%		1,838,983
Total Net Assets – 100.00%		$85,189,609

Percentages are stated as a percent of net assets.

ADR  American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)
Denotes a security is either fully or partially restricted for sale. The aggregate value of the restricted security at May 31, 2016 was $470,321 which represents 0.55% of net assets.  Securities issued pursuant to Rule 144A under the Securities Act of 1933 and Regulation S under the Securities Act of 1933. This security may be deemed illiquid using procedures established by the Board of Trustees.

(d)	Variable rate security; the rate shown represents the rate at May 31, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Rockefeller Core Taxable Bond Fund

Schedule of Investments

May 31, 2016 (Unaudited)

	Principal
	Amount	Value
Corporate Bonds – 37.65%
Diversified Banks – 17.34%
Bank of America NA
5.300%, 03/15/2017	$2,085,000	$2,149,287
BB&T Corp.
1.600%, 08/15/2017	2,580,000	2,590,777
Citigroup, Inc.
2.500%, 09/26/2018	2,349,000	2,388,369
Fifth Third Bank
2.150%, 08/20/2018	2,310,000	2,336,452
JPMorgan Chase Bank NA
6.000%, 10/01/2017	2,029,000	2,147,932
Wachovia Corp.
5.750%, 02/01/2018	2,046,000	2,189,543
		13,802,360
Drug Retail – 1.94%
CVS Health Corp.
2.250%, 12/05/2018	1,516,000	1,541,974

Food Retail – 2.95%
The Kroger Co.
7.500%, 04/01/2031	1,710,000	2,347,248

Home Improvement Retail – 3.58%
The Home Depot, Inc.
5.875%, 12/16/2036	2,188,000	2,849,846

Integrated Telecommunication Services – 3.01%
Verizon Communications, Inc.
6.000%, 04/01/2041	1,994,000	2,400,929

Investment Banking & Brokerage – 5.61%
Morgan Stanley
6.375%, 07/24/2042	1,753,000	2,292,156
The Goldman Sachs Group, Inc.
5.950%, 01/18/2018	2,038,000	2,175,706
		4,467,862
Line-Haul Railroads – 3.22%
Burlington Northern Santa Fe LLC
7.950%, 08/15/2030	1,751,000	2,562,303
Total Corporate Bonds (Cost $29,483,271)		29,972,522

The accompanying notes are an integral part of these financial statements.

Rockefeller Core Taxable Bond Fund

Schedule of Investments (Continued)

May 31, 2016 (Unaudited)

	Shares	Value
Exchange Traded Funds – 17.74%
Vanguard Mortgage-Backed Securities ETF	264,194	$14,121,169
Total Exchange Traded Funds (Cost $14,082,478)		14,121,169

	Principal
	Amount
Foreign Government Agency Issues – 2.00%
International Bank for Reconstruction & Development
1.250%, 04/26/2019 (a)	$1,596,000	1,591,922
Total Foreign Government Agency Issues (Cost $1,596,000)		1,591,922

Municipal Bonds – 25.08%
California – 5.18%
Contra Costa Community College District
6.504%, 08/01/2034	600,000	816,702
Sacramento County Sanitation Districts Financing Authority
1.406%, 12/01/2017	1,170,000	1,177,242
San Diego County Regional Airport Authority
6.628%, 07/01/2040	1,860,000	2,128,826
		4,122,770
Colorado – 0.52%
Colorado Housing & Finance Authority
0.720%, 11/01/2016	415,000	414,813

Massachusetts – 1.00%
Massachusetts Health & Educational Facilities Authority
5.260%, 10/01/2018	725,000	795,876

Nevada – 2.81%
Country of Clark, NV
6.750%, 07/01/2029	550,000	644,732
Las Vegas Valley Water District
5.650%, 03/01/2035	1,325,000	1,594,306
		2,239,038
New York – 12.20%
County of Westchester, NY
5.000%, 06/01/2024	250,000	272,250
Metropolitan Transportation Authority
2.168%, 07/01/2020	325,000	334,857
3.118%, 07/01/2025	3,500,000	3,666,495
7.336%, 11/15/2039	1,475,000	2,335,014

The accompanying notes are an integral part of these financial statements.

Rockefeller Core Taxable Bond Fund

Schedule of Investments (Continued)

May 31, 2016 (Unaudited)

	Principal
	Amount	Value
New York – 12.20% (Continued)
New York State Housing Finance Agency
5.167%, 09/15/2016	$500,000	$506,580
New York State Urban Development Corp.
1.000%, 03/15/2017	1,000,000	1,001,500
Port Authority of New York & New Jersey
5.859%, 12/01/2024	1,000,000	1,260,000
State of New York Mortgage Agency
3.499%, 04/01/2019	200,000	210,798
Triborough Bridge & Tunnel Authority
1.250%, 11/15/2017	125,000	125,580
		9,713,074
Oregon – 1.27%
Oregon State Lottery
1.890%, 04/01/2020	1,000,000	1,013,700

Texas – 0.98%
City of Dallas, TX Waterworks & Sewer System Revenue
1.414%, 10/01/2017	500,000	504,960
City of Houston, TX Combined Utility System Revenue
3.228%, 05/15/2022	260,000	277,373
		782,333
Utah – 1.12%
State of Utah
4.554%, 07/01/2024	770,000	889,566
Total Municipal Bonds (Cost $19,701,466)		19,971,170

US Government Note/Bond – 16.32%
United States Treasury Inflation Indexed Bonds
0.125%, 04/15/2017	8,285,821	8,349,688
1.125%, 01/15/2021	2,086,827	2,210,067
United States Treasury Notes/Bond
3.125%, 08/15/2044	2,202,000	2,430,674
Total US Government Note/Bond (Cost $12,721,883)		12,990,429

The accompanying notes are an integral part of these financial statements.

Rockefeller Core Taxable Bond Fund

Schedule of Investments (Continued)

May 31, 2016 (Unaudited)

	Shares	Value
Money Market Funds – 0.74%
Fidelity Institutional Money Market Fund –
Government Portfolio – Class I, 0.240% (b)	588,009	$588,009
Total Money Market Funds (Cost $588,009)		588,009
Total Investments (Cost $78,173,107) – 99.53%		79,235,221
Other Assets in Excess of Liabilities – 0.47%		371,572
Total Net Assets – 100.00%		$79,606,793

Percentages are stated as a percent of net assets.

(a)	Foreign issued security.
(b)	Variable rate security; the rate shown represents the rate at May 31, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund

Schedule of Investments

May 31, 2016 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds – 98.60%
Alaska – 3.73%
Alaska Housing Finance Corp.
4.000%, 06/01/2018	$450,000	$477,238
5.250%, 12/01/2021	1,155,000	1,232,986
5.000%, 06/01/2029	750,000	913,260
State of Alaska
5.000%, 04/01/2024	350,000	361,774
		2,985,258
Arizona – 1.30%
Arizona Department of Transportation State Highway Fund Revenue
5.000%, 07/01/2030	325,000	401,482
5.000%, 07/01/2031	200,000	217,448
City of Phoenix Civic Improvement Corp.
5.000%, 07/01/2017	200,000	209,216
City of Phoenix, AZ
5.000%, 07/01/2019	200,000	209,594
		1,037,740
California – 0.95%
San Francisco Bay Area Rapid Transit District
5.000%, 08/01/2026	720,000	756,511

Colorado – 0.97%
City & County of Denver, CO Airport System Revenue
5.000%, 11/15/2017	760,000	775,702

Connecticut – 0.77%
Connecticut Housing Finance Authority
0.700%, 11/15/2017	400,000	399,424
University of Connecticut
5.000%, 04/01/2021	210,000	217,367
		616,791
Florida – 2.65%
Florida Housing Finance Corp.
3.200%, 07/01/2030	1,000,000	1,030,190
Florida Water Pollution Control Financing Corp.
5.000%, 07/15/2018	420,000	456,855
Hillsborough County School Board
5.000%, 07/01/2024	120,000	125,264
State of Florida
5.000%, 06/01/2018	150,000	151,500
4.750%, 06/01/2026	250,000	252,500

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund

Schedule of Investments (Continued)

May 31, 2016 (Unaudited)

	Principal
	Amount	Value
Florida – 2.65% (Continued)
State of Florida Lottery Revenue
5.000%, 07/01/2025	$100,000	$105,612
		2,121,921
Georgia – 1.17%
City of Atlanta Department of Aviation
5.000%, 01/01/2019	850,000	937,219

Hawaii – 0.27%
County of Hawaii, HI
5.000%, 07/15/2023	200,000	217,550

Iowa – 0.46%
Iowa Finance Authority
5.000%, 08/01/2017	350,000	367,497

Louisiana – 1.28%
State of Louisiana
5.000%, 12/01/2016	1,000,000	1,021,940

Maryland – 0.32%
County of Prince George’s, MD
4.000%, 09/15/2016	250,000	252,473

Massachusetts – 0.16%
City of Boston, MA
5.000%, 03/01/2017	125,000	129,126

Nebraska – 1.31%
Nebraska Investment Finance Authority
3.350%, 09/01/2028	1,000,000	1,047,360

Nevada – 9.92%
Clark County School District
5.000%, 06/15/2028	750,000	925,350
County of Clark Department of Aviation
5.000%, 07/01/2029	1,760,000	2,135,918
County of Clark, NV
5.000%, 06/01/2027	1,000,000	1,079,000
Las Vegas Valley Water District
5.000%, 12/01/2026	1,250,000	1,571,338
5.000%, 06/01/2030	750,000	897,570

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund

Schedule of Investments (Continued)

May 31, 2016 (Unaudited)

	Principal
	Amount	Value
Nevada – 9.92% (Continued)
State of Nevada
5.000%, 12/01/2026	$1,250,000	$1,330,925
		7,940,101
New Jersey – 4.30%
Garden State Preservation Trust
5.125%, 11/01/2017	500,000	527,665
New Jersey Economic Development Authority
5.000%, 12/15/2017	250,000	265,810
New Jersey Educational Facilities Authority
5.000%, 07/01/2018	1,000,000	1,087,020
New Jersey Transportation Trust Fund Authority
5.000%, 06/15/2017	1,500,000	1,559,940
		3,440,435
New York – 33.13%
Briarcliff Manor Union Free School District
2.500%, 06/15/2017	110,000	112,081
City of New York, NY
5.250%, 09/01/2016	1,000,000	1,011,730
5.125%, 12/01/2026	150,000	159,689
5.125%, 12/01/2026	220,000	234,412
Housing Development Corp.
0.950%, 11/01/2017	200,000	200,420
Metropolitan Transportation Authority
5.000%, 11/01/2016	1,000,000	1,018,660
2.000%, 11/15/2016	850,000	855,916
5.000%, 11/15/2024	1,000,000	1,059,970
5.000%, 11/15/2029	1,000,000	1,204,850
New York City Transitional Finance Authority Building Aid Revenue
5.000%, 07/15/2029	1,500,000	1,830,630
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.000%, 11/01/2016	800,000	815,168
5.000%, 02/01/2017	945,000	972,707
5.000%, 11/01/2025	750,000	956,160
5.000%, 02/01/2029	1,000,000	1,190,460
New York City Water & Sewer System
5.000%, 06/15/2019	1,000,000	1,065,940
New York Local Government Assistance Corp.
5.000%, 04/01/2019	1,000,000	1,078,520
New York State Environmental Facilities Corp.
5.000%, 06/15/2021	1,000,000	1,086,020

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund

Schedule of Investments (Continued)

May 31, 2016 (Unaudited)

	Principal
	Amount	Value
New York – 33.13% (Continued)
New York State Housing Finance Agency
0.650%, 11/01/2016	$375,000	$374,880
0.800%, 11/01/2017	750,000	745,372
New York State Urban Development Corp.
5.000%, 12/15/2023	85,000	90,524
5.000%, 12/15/2023	190,000	202,409
5.000%, 03/15/2029	2,500,000	3,015,725
Port Authority of New York & New Jersey
5.000%, 12/01/2017	1,000,000	1,063,200
5.000%, 05/01/2027	1,000,000	1,252,080
5.000%, 09/01/2028	500,000	619,045
5.000%, 12/01/2028	100,000	122,813
Sales Tax Asset Receivable Corp.
5.000%, 10/15/2027	1,000,000	1,254,560
5.000%, 10/15/2028	1,000,000	1,249,260
Somers Central School District
4.000%, 09/15/2016	215,000	217,090
4.000%, 09/15/2017	1,140,000	1,187,971
Tobacco Settlement Financing Corp.
5.000%, 06/01/2022	250,000	260,483
		26,508,745
North Carolina – 0.87%
City of Charlotte, NC Airport Revenue
5.000%, 07/01/2025	560,000	697,491

Ohio – 4.65%
City of Cincinnati, OH Water System Revenue
5.000%, 12/01/2018	150,000	153,328
Ohio Higher Educational Facility Commission
5.000%, 01/01/2026	500,000	593,885
5.000%, 01/01/2028	1,000,000	1,186,010
5.250%, 01/01/2029	1,450,000	1,560,737
State of Ohio
5.000%, 01/01/2017	225,000	230,607
		3,724,567
Pennsylvania – 4.94%
Allegheny County Hospital Development Authority
5.000%, 06/15/2018	315,000	340,698
5.000%, 09/01/2018	1,050,000	1,143,702
Commonwealth of Pennsylvania
5.000%, 11/01/2020	450,000	477,252

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund

Schedule of Investments (Continued)

May 31, 2016 (Unaudited)

	Principal
	Amount	Value
Pennsylvania – 4.94% (Continued)
Pennsylvania Economic Development Financing Authority
5.000%, 07/01/2022	$500,000	$502,690
Pennsylvania Housing Finance Agency
4.375%, 10/01/2022	225,000	245,918
Southeastern Pennsylvania Transportation Authority
5.000%, 03/01/2021	675,000	766,773
Upper St. Clair Township School District
4.000%, 07/15/2017	475,000	476,909
		3,953,942
Tennessee – 2.80%
Tennessee Housing Development Agency
0.900%, 07/01/2017	1,145,000	1,145,985
Tennessee State School Bond Authority
5.000%, 11/01/2018	1,000,000	1,098,570
		2,244,555
Texas – 12.46%
Alamo Community College District
4.500%, 08/15/2024	1,000,000	1,044,890
City of Dallas, TX Waterworks & Sewer System Revenue
4.000%, 10/01/2018	200,000	214,584
City of Garland, TX
5.000%, 02/15/2028	400,000	445,372
County of Lubbock, TX
4.500%, 02/15/2023	2,200,000	2,261,644
Dallas Area Rapid Transit
5.000%, 12/01/2033	150,000	165,331
5.250%, 12/01/2048	150,000	166,256
Lovejoy Independent School District
5.000%, 02/15/2027	980,000	1,209,261
North East Independent School District
5.000%, 08/01/2018	250,000	262,557
State of Texas
4.000%, 08/01/2016	250,000	251,458
5.000%, 10/01/2018	1,000,000	1,095,930
5.000%, 10/01/2029	1,000,000	1,256,040
Tarrant Regional Water District
5.000%, 03/01/2029	1,000,000	1,226,950
Texas State University System
5.000%, 03/15/2021	100,000	114,092
Texas Transportation Commission State Highway Fund
5.000%, 04/01/2019	250,000	259,130
		9,973,495

 The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund

Schedule of Investments (Continued)

May 31, 2016 (Unaudited)

	Principal
	Amount	Value
Utah – 1.93%
Utah Transit Authority
5.000%, 06/15/2028	$1,225,000	$1,541,160

Virginia – 4.72%
Virginia College Building Authority
5.000%, 02/01/2019	1,225,000	1,311,191
4.500%, 09/01/2026	1,025,000	1,071,330
Virginia Housing Development Authority
2.750%, 03/01/2017	200,000	202,902
1.600%, 07/01/2017	150,000	151,253
Virginia Public School Authority
5.000%, 04/15/2017	1,000,000	1,038,240
		3,774,916
Washington – 2.00%
City of Seattle, WA Water System Revenue
5.000%, 02/01/2021	365,000	375,629
County of King, WA Sewer Revenue
5.000%, 01/01/2023	750,000	784,980
State of Washington
5.000%, 02/01/2018	315,000	337,220
5.000%, 01/01/2023	100,000	106,637
		1,604,466
Wisconsin – 1.54%
Wisconsin Department of Transportation
5.000%, 07/01/2028	1,000,000	1,231,110
Total Municipal Bonds (Cost $77,789,819)		78,902,071

	Shares
Money Market Funds – 0.16%
Fidelity Institutional Money Market Funds –
Tax-Exempt Portfolio – Class I, 0.250% (a)	129,360	129,360
Total Money Market Funds (Cost $129,360)		129,360
Total Investments (Cost $77,919,179) – 98.76%		79,031,431
Other Assets in Excess of Liabilities – 1.24%		991,175
Total Net Assets – 100.00%		$80,022,606

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at May 31, 2016.

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt New York Bond Fund

Schedule of Investments

May 31, 2016 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds – 98.34%
Nevada – 2.44%
Las Vegas Valley Water District
5.000%, 12/01/2026	$750,000	$942,803

New York – 89.23%
Battery Park City Authority
5.000%, 11/01/2017	375,000	397,927
Briarcliff Manor Union Free School District
5.000%, 11/15/2017	200,000	212,324
City of New York, NY
5.000%, 08/01/2018	725,000	790,105
County of Westchester, NY
4.000%, 11/15/2018	1,000,000	1,078,240
4.000%, 07/01/2022	5,000	5,688
Housing Development Corp.
0.950%, 11/01/2017	1,225,000	1,225,404
1.150%, 11/01/2017	130,000	130,637
1.200%, 11/01/2017	250,000	250,133
Metropolitan Transportation Authority
5.000%, 11/15/2025	500,000	616,570
5.000%, 11/15/2026	1,000,000	1,211,660
5.000%, 11/15/2026	750,000	765,390
5.000%, 11/15/2028	610,000	645,307
5.000%, 11/15/2030 (a)	260,000	292,913
New York City Transitional Finance Authority Building Aid Revenue
5.000%, 07/15/2024	575,000	590,220
5.000%, 07/15/2030	1,120,000	1,374,632
New York City Transitional Finance Authority
Future Tax Secured Revenue
4.000%, 08/01/2017	200,000	207,808
5.000%, 02/01/2018	920,000	983,784
3.000%, 11/01/2018	295,000	310,030
New York City Trust of Cultural Resources
4.000%, 08/01/2017	450,000	467,514
5.000%, 04/01/2026	750,000	821,400
New York Local Government Assistance Corp.
5.000%, 04/01/2017	285,000	295,482
5.000%, 04/01/2019	1,000,000	1,035,590
New York Power Authority
5.000%, 11/15/2017	225,000	238,763

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt New York Bond Fund

Schedule of Investments (Continued)

May 31, 2016 (Unaudited)

	Principal
	Amount	Value
New York – 89.23% (Continued)
New York State Dormitory Authority
4.000%, 07/01/2017	$275,000	$284,817
5.000%, 07/01/2019	500,000	501,795
5.000%, 07/01/2021	300,000	301,077
5.000%, 07/01/2025	1,000,000	1,273,600
5.000%, 07/01/2029	500,000	588,610
New York State Environmental Facilities Corp.
5.000%, 05/15/2018	250,000	270,682
5.000%, 06/15/2021	380,000	381,395
New York State Housing Finance Agency
0.650%, 11/01/2016	175,000	174,944
0.800%, 11/01/2016	425,000	425,068
2.900%, 11/01/2025	190,000	198,130
3.050%, 11/01/2027	1,000,000	1,034,210
New York State Thruway Authority
5.000%, 04/01/2017	500,000	518,175
5.000%, 01/01/2024	1,155,000	1,375,293
New York State Urban Development Corp.
5.000%, 12/15/2018	200,000	204,766
5.000%, 12/15/2022	590,000	628,533
5.000%, 12/15/2022	260,000	276,939
5.000%, 03/15/2029	750,000	904,717
North Colonie Central School District
4.000%, 07/15/2017	425,000	440,717
Port Authority of New York & New Jersey
5.000%, 11/15/2026	200,000	212,114
Riverhead Central School District
2.000%, 10/15/2018	750,000	768,915
Sales Tax Asset Receivable Corp.
5.000%, 10/15/2026	500,000	632,170
5.000%, 10/15/2028	1,000,000	1,249,260
State of New York
4.000%, 03/01/2018	250,000	264,187
5.000%, 12/15/2030	1,000,000	1,200,470
State of New York Mortgage Agency
1.050%, 04/01/2017	230,000	230,626
1.150%, 10/01/2017	500,000	502,505
Suffolk County Water Authority
5.000%, 06/01/2023	450,000	538,808
Town of Huntington, NY
4.000%, 11/15/2017	200,000	209,682
Town of North Hempstead, NY
4.000%, 02/01/2017	150,000	153,410

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt New York Bond Fund

Schedule of Investments (Continued)

May 31, 2016 (Unaudited)

	Principal
	Amount	Value
New York – 89.23% (Continued)
Town of Southampton, NY
3.000%, 03/15/2018	$975,000	$1,014,488
Triborough Bridge & Tunnel Authority
4.000%, 11/15/2016	750,000	761,850
5.000%, 11/15/2016	725,000	739,710
4.000%, 11/15/2017	300,000	313,677
Utility Debt Securitization Authority
5.000%, 12/15/2018	1,000,000	1,024,540
5.000%, 12/15/2028	750,000	947,378
		34,494,779
Ohio – 3.42%
Ohio Higher Educational Facility Commission
5.000%, 01/01/2026	360,000	427,597
State of Ohio
5.000%, 01/01/2017	225,000	230,607
5.000%, 01/01/2022	600,000	663,678
		1,321,882
Utah – 3.25%
Utah Transit Authority
5.000%, 06/15/2028	1,000,000	1,258,090
Total Municipal Bonds (Cost $37,525,603)		38,017,554

	Shares
Money Market Funds – 0.69%
Fidelity Institutional Money Market Funds –
Tax-Exempt Portfolio – Class I, 0.250% (a)	266,147	266,147
Total Money Market Funds (Cost $266,147)		266,147
Total Investments (Cost $37,791,750) – 99.03%		38,283,701
Other Assets in Excess of Liabilities – 0.97%		375,243
Total Net Assets – 100.00%		$38,658,944

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at May 31, 2016.

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

Rockefeller Funds

Statements of Assets and Liabilities

Assets
Investments, at value (cost $82,023,086, $78,173,107, $77,919,179, and $37,791,750, respectively)
Dividends and interest receivable
Receivable from investments sold
Receivable from Fund shares sold
Other assets
Total Assets
Liabilities
Payable for investments purchased
Payable to custody
Payable to the Adviser
Payable to affiliates
Payable for Fund shares redeemed
Accrued expenses and other liabilities
Total Liabilities

Net Assets

Net Assets Consist Of:
Paid-in capital
Accumulated net investment income
Accumulated net realized gain (loss)
Net unrealized appreciation on:
Investments
Foreign currency

Net Assets

Shares of beneficial interest outstanding (unlimited
  number of shares authorized, $0.001 par value)

Net asset value, redemption price and offering price per share

The accompanying notes are an integral part of these financial statements.

May 31, 2016 (Unaudited)

Rockefeller		Rockefeller	Rockefeller
Equity	Rockefeller	Intermediate	Intermediate
Allocation	Core Taxable	Tax Exempt	Tax Exempt
Fund	Bond Fund	National Bond Fund	New York Bond Fund

$83,350,626	$79,235,221	$79,031,431	$38,283,701
168,597	624,546	1,037,926	428,756
1,918,962	—	—	—
320,000	—	25,000	—
8,514	7,902	10,185	6,093
85,766,699	79,867,669	80,104,542	38,718,550

316,347	179,639	—	—
13,407	—	—	—
62,849	23,648	23,727	13,342
33,264	31,440	31,332	22,433
130,000	—	4,000	—
21,223	26,149	22,877	23,831
577,090	260,876	81,936	59,606

$85,189,609	$79,606,793	$80,022,606	$38,658,944

$85,559,795	$78,083,239	$78,536,436	$37,856,716
310,697	271,570	100,427	32,234
(2,009,399)	189,870	273,492	278,043

1,327,540	1,062,114	1,112,251	491,951
976	—	—	—
$85,189,609	$79,606,793	$80,022,606	$38,658,944

8,611,555	7,770,558	7,823,016	3,782,571

$9.89	$10.24	$10.23	$10.22

The accompanying notes are an integral part of these financial statements.

Rockefeller Funds

Statements of Operations

Investment Income
Dividend income
Interest income
Total Investment Income

Expenses
Management fees
Administration and accounting fees
Custody fees
Audit and tax fees
Transfer agent fees and expenses
Pricing Fees
Federal and state registration fees
Legal fees
Chief Compliance Officer fees
Trustees’ fees
Reports to shareholders
Other expenses
Total expense before recoupment or waivers
Expense recoupment (waiver) by Adviser (Note 4)
Net expenses

Net Investment Income

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from investments
Change in net unrealized appreciation on:
Investments
Foreign currency translation

Net Realized and Unrealized Gain on Investments
Net Increase in Net Assets from Operations

(1) Net of $69,923 in foreign withholding taxes and fees.

The accompanying notes are an integral part of these financial statements.

For the Six Months Ended May 31, 2016 (Unaudited)

Rockefeller			Rockefeller	Rockefeller
Equity		Rockefeller	Intermediate	Intermediate
Allocation		Core Taxable	Tax Exempt	Tax Exempt
Fund(1)		Bond Fund	National Bond Fund	New York Bond Fund

$1,006,585	(1)	$207,106	$892	$109
2,964		798,878	556,674	271,724
1,009,549		1,005,984	557,566	271,833

312,735		139,497	135,956	70,066
61,070		71,839	67,976	37,850
26,167		2,379	2,284	2,196
13,729		16,119	15,006	14,566
9,138		9,765	9,619	8,645
8,495		3,316	10,461	7,310
5,009		3,900	5,380	1,838
4,511		6,886	6,645	4,984
4,026		4,026	4,026	4,026
2,855		2,760	2,760	2,760
2,011		2,512	2,176	1,640
3,288		3,075	3,160	2,519
453,034		266,074	265,449	158,400
6,870		—	10,987	11,761
459,904		266,074	276,436	170,161

549,645		739,910	281,130	101,672

(1,216,399)		192,303	272,353	278,052

1,306,028		1,372,021	670,203	188,110
1,615		—	—	—

91,244		1,564,324	942,556	466,162
$640,889		$2,304,234	$1,223,686	$567,834

The accompanying notes are an integral part of these financial statements.

Rockefeller Equity Allocation Fund

Statements of Changes in Net Assets

	Six Months Ended
	May 31, 2016	Period Ended
	(Unaudited)	November 30, 2015(1)
From Operations
Net investment income	$549,645	$278,643
Net realized loss from investments	(1,216,399)	(800,986)
Net change in unrealized appreciation on
investments and foreign currency translation	1,307,643	20,873
Net increase (decrease) in net assets from operations	640,889	(501,470)

From Distributions
Net investment income	(324,889)	(184,716)
Net decrease in net assets resulting
from distributions paid	(324,889)	(184,716)

From Capital Share Transactions
Proceeds from shares sold	21,689,577	69,794,534
Net asset value of shares issued
to distributions declared	120,249	80,863
Costs for shares redeemed(2)	(3,651,095)	(2,474,333)
Net increase in net assets from
capital share transactions	18,158,731	67,401,064

Total Increase in Net Assets	18,474,731	66,714,878

Net Assets
Beginning of period	66,714,878	—
End of period	$85,189,609	$66,714,878

Accumulated Net Investment Income	$310,697	$85,941

(1) The Equity Allocation Fund commenced operations on February 4, 2015.

The accompanying notes are an integral part of these financial statements.

Rockefeller Core Taxable Bond Fund

Statements of Changes in Net Assets

	Six Months Ended
	May 31, 2016	Year Ended
	(Unaudited)	November 30, 2015
From Operations
Net investment income	$739,910	$958,565
Net realized gain from investments	192,303	1,312,327
Net change in unrealized
appreciation (depreciation) on investments	1,372,021	(1,547,435)
Net increase in net assets from operations	2,304,234	723,457

From Distributions
Net investment income	(701,724)	(899,309)
Net realized gain on investments	(1,310,830)	(506,275)
Net decrease in net assets resulting
from distributions paid	(2,012,554)	(1,405,584)

From Capital Share Transactions
Proceeds from shares sold	3,389,200	13,444,321
Net asset value of shares issued
to distributions declared	1,721,233	931,890
Costs for shares redeemed	(5,701,804)	(8,470,000)
Net increase (decrease) in net assets from
capital share transactions	(591,371)	5,906,211

Total Increase (Decrease) in Net Assets	(299,691)	5,224,084

Net Assets
Beginning of period	79,906,484	74,682,400
End of period	$79,606,793	$79,906,484

Accumulated Net Investment Income	$271,570	$233,384

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund

Statements of Changes in Net Assets

	Six Months Ended
	May 31, 2016	Year Ended
	(Unaudited)	November 30, 2015
From Operations
Net investment income	$281,130	$317,005
Net realized gain from investments	272,353	77,823
Net change in unrealized
appreciation on investments	670,203	296,273
Net increase in net assets from operations	1,223,686	691,101

From Distributions
Net investment income	(264,834)	(278,461)
Net realized gain on investments	(76,684)	(1,243,112)
Net decrease in net assets resulting
from distributions paid	(341,518)	(1,521,573)

From Capital Share Transactions
Proceeds from shares sold	7,108,776	15,959,748
Net asset value of shares issued
to distributions declared	150,293	309,253
Costs for shares redeemed	(2,636,330)	(6,673,698)
Net increase in net assets from
capital share transactions	4,622,739	9,595,303

Total Increase in Net Assets	5,504,907	8,764,831

Net Assets
Beginning of period	74,517,699	65,752,868
End of period	$80,022,606	$74,517,699

Accumulated Net Investment Income	$100,427	$84,131

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt New York Bond Fund

Statements of Changes in Net Assets

	Six Months Ended
	May 31, 2016	Year Ended
	(Unaudited)	November 30, 2015
From Operations
Net investment income	$101,672	$160,901
Net realized gain from investments	278,052	102,621
Net change in unrealized
appreciation on investments	188,110	164,040
Net increase in net assets from operations	567,834	427,562

From Distributions
Net investment income	(109,654)	(150,439)
Net realized gain on investments	(97,297)	(535,576)
Net decrease in net assets resulting
from distributions paid	(206,951)	(686,015)

From Capital Share Transactions
Proceeds from shares sold	6,109,545	5,085,709
Net asset value of shares issued
to distributions declared	100,531	468,861
Costs for shares redeemed	(9,988,304)	(1,988,203)
Net increase (decrease) in net assets from
capital share transactions	(3,778,228)	3,566,367

Total Increase (Decrease) In Net Assets	(3,417,345)	3,307,914

Net Assets
Beginning of period	42,076,289	38,768,375
End of period	$38,658,944	$42,076,289

Accumulated Net Investment Income	$32,234	$40,216

The accompanying notes are an integral part of these financial statements.

Rockefeller Equity Allocation Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout each Period

	Six Months Ended	Period Ended
	May 31, 2016	November 30,
	(Unaudited)	2015(1)
Net Asset Value, Beginning of Period	$9.94	$10.00

Income from investment operations:
Net investment income(2)	0.07	0.05
Net realized and unrealized loss on investments	(0.08)	(0.08)
Total from investment operations	(0.01)	(0.03)

Less distributions paid:
From net investment income	(0.04)	(0.03)
Total distributions paid	(0.04)	(0.03)
Net Asset Value, End of Period	$9.89	$9.94

Total Return(3)	0.00%	(0.28)%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$85,190	$66,715
Ratio of expenses to average net assets:
Before waiver, expense reimbursement(4)	1.23%	1.38%
After waiver, expense reimbursement(4)	1.25%	1.25%
Ratio of net investment income to average net assets:
Before waiver, expense reimbursement(4)	1.51%	0.53%
After waiver, expense reimbursement(4)	1.49%	0.66%
Portfolio turnover rate(3)	29.26%	56.96%

(1)	The Equity Allocation Fund commenced operations on February 4, 2015.
(2)	Per share net investment income has been calculated using the daily average share method.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

Rockefeller Core Taxable Bond Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout each Period

			Period From
	Six Months	Year	December 26,
	Ended	Ended	2013(1) to
	May 31, 2016	November 30,	November 30,
	(Unaudited)	2015	2014
Net Asset Value, Beginning of Period	$10.21	$10.30	$10.00

Income from investment operations:
Net investment income(2)	0.09	0.13	0.11
Net realized and unrealized
gain (loss) on investments	0.19	(0.03)	0.27
Total from investment operations	0.28	0.10	0.38

Less distributions paid:
From net investment income	(0.08)	(0.12)	(0.08)
From net realized gain on investments	(0.17)	(0.07)	—
Total distributions paid	(0.25)	(0.19)	(0.08)
Net Asset Value, End of Period	$10.24	$10.21	$10.30

Total Return(3)	2.94%	0.96%	3.87%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$79,607	$79,906	$74,684
Ratio of expenses to average net assets:
Before waiver, expense reimbursement(4)	0.67%	0.72%	0.95%
After waiver, expense reimbursement(4)	0.67%	0.80%	0.85%
Ratio of net investment income
to average net assets:
Before waiver, expense reimbursement(4)	1.86%	1.32%	1.11%
After waiver, expense reimbursement(4)	1.86%	1.24%	1.21%
Portfolio turnover rate(3)	24.54%	87.73%	124.55%

(1)	The Fund commenced operations on December 26, 2013.
(2)	Per share net investment income has been calculated using the daily average share method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout each Period

			Period From
	Six Months	Year	December 26,
	Ended	Ended	2013(1) to
	May 31, 2016	November 30,	November 30,
	(Unaudited)	2015	2014
Net Asset Value, Beginning of Period	$10.11	$10.25	$10.00

Income from investment operations:
Net investment income(2)	0.04	0.04	0.06
Net realized and unrealized
gain on investments	0.13	0.05	0.24
Total from investment operations	0.17	0.09	0.30

Less distributions paid:
From net investment income	(0.04)	(0.04)	(0.05)
From net realized gain on investments	(0.01)	(0.19)	—
Total distributions paid	(0.05)	(0.23)	(0.05)
Net Asset Value, End of Period	$10.23	$10.11	$10.25

Total Return(3)	1.61%	0.99%	2.97%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$80,023	$74,518	$65,753
Ratio of expenses to average net assets:
Before waiver, expense reimbursement(4)	0.68%	0.75%	0.99%
After waiver, expense reimbursement(4)	0.71%	0.85%	0.85%
Ratio of net investment income
to average net assets:
Before waiver, expense reimbursement(4)	0.75%	0.55%	0.43%
After waiver, expense reimbursement(4)	0.72%	0.45%	0.57%
Portfolio turnover rate(3)	20.24%	42.61%	235.85%

(1)	The Fund commenced operations on December 26, 2013.
(2)	Per share net investment income has been calculated using the daily average share method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt New York Bond Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout each Period

			Period From
	Six Months	Year	December 26,
	Ended	Ended	2013(1) to
	May 31, 2016	November 30,	November 30,
	(Unaudited)	2015	2014
Net Asset Value, Beginning of Period	$10.13	$10.20	$10.00

Income from investment operations:
Net investment income(2)	0.03	0.04	0.05
Net realized and unrealized
gain on investments	0.11	0.07	0.19
Total from investment operations	0.14	0.11	0.24

Less distributions paid:
From net investment income	(0.03)	(0.04)	(0.04)
From net realized gain on investments	(0.02)	(0.14)	—
Total distributions paid	(0.05)	(0.18)	(0.04)
Net Asset Value, End of Period	$10.22	$10.13	$10.20

Total Return(3)	1.43%	1.06%	2.44%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$38,659	$42,076	$38,768
Ratio of expenses to average net assets:
Before waiver, expense reimbursement(4)	0.79%	0.83%	1.09%
After waiver, expense reimbursement(4)	0.85%	0.85%	0.85%
Ratio of net investment income
to average net assets:
Before waiver, expense reimbursement(4)	0.57%	0.42%	0.32%
After waiver, expense reimbursement(4)	0.51%	0.40%	0.56%
Portfolio turnover rate(3)	26.04%	50.66%	215.11%

(1)	The Fund commenced operations on December 26, 2013.
(2)	Per share net investment income has been calculated using the daily average share method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Rockefeller Funds
Notes to Financial Statements
May 31, 2016 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Rockefeller Funds discussed in this Semi-Annual Report (the “Funds”) are comprised of Rockefeller Equity Allocation Fund, Rockefeller Core Taxable Bond Fund, and Rockefeller Intermediate Tax Exempt National Bond Fund (each of which represents a distinct, diversified series with its own investment objectives and policies within the Trust), and the Rockefeller Intermediate Tax Exempt New York Bond Fund (which represents a distinct, non-diversified series with its own investment objectives and policies within the Trust). The investment objective of the Rockefeller Equity Allocation Fund is to seek long-term total return from capital appreciation and income. The investment objective of the Rockefeller Core Taxable Bond Fund is to generate current income consistent with the preservation of capital.  The investment objective of the Rockefeller Intermediate Tax Exempt National Bond Fund is to generate current income that is exempt from federal personal income tax consistent with the preservation of capital.  The investment objective of the Rockefeller Intermediate Tax Exempt New York Bond Fund is to generate current income that is exempt from federal, New York State and New York City personal income tax consistent with the preservation of capital. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The Rockefeller Core Taxable Bond Fund, Rockefeller Intermediate Tax Exempt National Bond Fund and Rockefeller Intermediate Tax Exempt New York Bond Fund commenced operations on December 26, 2013. The Rockefeller Equity Allocation Fund commenced operations on February 4, 2015.  Costs incurred by the Funds in connection with the organization, registration and initial public offering of shares were borne by the Adviser.

The Funds are an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Company”.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Funds will use the price on the exchange that the Funds generally consider to be the principal exchange on which the securities are traded.

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2016 (Unaudited)

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier.  Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency.  All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Fund securities, including common stocks, preferred stocks and exchange traded funds, listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day; or the latest sales price on the Composite Market.  “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and the over-the-counter markets as published by a pricing service, (“Pricing Service”).  When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trusts Board of Trustees (discussed below).

Debt securities including short-term debt instruments having a maturity of 60 days or less are valued at the mean provided by a Pricing Service.  Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.  If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained.  Quotations will be valued at the mean between the bid and the offer.  In the absence of available quotations, the securities will be priced at fair value in accordance with the procedures approved by the Board of Trustees.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Municipal bonds are priced by a Pricing Service.  The fair value of municipal bonds is generally evaluated in a manner similar to asset-backed securities.  A discounted cash flow methodology is employed using a benchmark yield and estimated cash flows for each bond, as well as an estimated discount for liquidity.  Additional inputs such as calls of bond principal by the issuer are considered in the estimate of fair value.  To the extent the inputs are based on observable inputs, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be generally categorized as Level 3.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal.  These securities are also normally valued by a  Pricing Service that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as level 2 of the fair value hierarchy.

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2016 (Unaudited)

U.S. government notes/bonds are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. government notes/bonds are typically categorized in level 2 of the fair value hierarchy.

U.S. government agency issues are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. government issues.  Mortgage pass-throughs include to-be-announced (“TBA”) securities and mortgage pass-through certificates.  “When-issued” or “TBA” debt securities are debt securities traded prior to the time they are issued, that is, they are traded with payment and delivery taking place at a later date.  When a Fund buys a when-issued or new issue security and the security is not yet being traded or priced by a Pricing Service, the security will be valued at cost.  Thereafter, the security will be valued at its market value (if it has commenced trading or is priced by a Pricing Service) or its fair value if the security has not commenced trading or is not priced by a Pricing Service for longer than 5 days in accordance with the procedures set forth in Appendix II.  These securities are typically categorized in level 2 of the fair value hierarchy.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.  The Board of Trustees will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through their appreciation by the Trust’s valuation committee.

The Funds have adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Funds to classify their securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2016 (Unaudited)

Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of May 31, 2016:

Rockefeller Equity Allocation Fund
	Level 1	Level 2	Level 3	Total
Assets:
Equities:
Common Stock	$46,556,811	$25,007,811	$—	$71,564,622
Mutual Funds	7,164,470	—	—	7,164,470
Preferred Stock	161,732	705,511	—	867,243
Real Estate Investment Trusts	886,456	—	—	886,456
Total Equity Securities	54,769,469	25,713,322	—	80,482,791
Money Market Fund	2,867,835	—	—	2,867,835
Total Investments in Securities	$57,637,304	$25,713,322	$—	$83,350,626

Rockefeller Core Taxable Bond Fund
	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Corporate Bonds	$—	$29,972,522	$—	$29,972,522
Foreign Government Agency Issues	—	1,591,922	—	1,591,922
Municipal Bonds	—	19,971,170	—	19,971,170
U.S. Government Note/Bond	—	12,990,429	—	12,990,429
Total Fixed Income Securities	—	64,526,043	—	64,526,043
Exchange-Traded Funds	14,121,169	—	—	14,121,169
Money Market Fund	588,009	—	—	588,009
Total Investments in Securities	$14,709,178	$64,526,043	$—	$79,235,221

Rockefeller Intermediate Tax Exempt National Bond Fund
	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$—	$78,902,071	$—	$78,902,071
Total Fixed Income Securities	—	78,902,071	—	78,902,071
Money Market Funds	129,360	—	—	129,360
Total Investments in Securities	$129,360	$78,902,071	$—	$79,031,431

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2016 (Unaudited)

Rockefeller Intermediate Tax Exempt New York Bond Fund
	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$—	$38,017,554	$—	$38,017,554
Total Fixed Income Securities	—	38,017,554	—	38,017,554
Money Market Funds	266,147	—	—	266,147
Total Investments in Securities	$266,147	$38,017,554	$—	$38,283,701

The Funds recognize transfers between levels as of the end of the fiscal period.
Transfers between Levels are recognized as of the beginning and end of the financial reporting period.

			Rockefeller	Rockefeller
	Rockefeller	Rockefeller	Intermediate	Intermediate
	Equity	Core	Tax Exempt	Tax Exempt
	Allocation	Taxable	National	New York
	Fund	Bond Fund	Bond Fund	Bond Fund
Transfers into Level 1	$—	$—	$—	$—
Transfers out of Level 1	(2,111,478)	—	—	—
Net transfers in
and/or out of Level 1	$(2,111,478)	$—	$—	$—

Transfers into Level 2	$2,111,478	$—	$—	$—
Transfers out of Level 2	—	—	—	—
Net transfers in
and/or out of Level 2	$2,111,478	$—	$—	$—

Transfers into Level 1 and out of Level 2 resulted from foreign securities which were previously priced using a systematic fair valuation model (Level 2 securities) and then priced at May 31, 2016 using the last sale price (Level 1 securities).

The Funds did not invest in derivative securities or engage in hedging activities during the period ended May 31, 2016.
The Funds held no Level 3 securities during the period ended May 31, 2016.
(b) Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2016 (Unaudited)

(c) Distributions to Shareholders

The Funds will distribute net investment income at least quarterly, and net capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.

(d) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e) Share Valuation

The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s NAV per share.

(f) Expenses
Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.
(g) Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on a high amortized cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Distributions received from the Funds’ investments in REITs are comprised of ordinary income, capital gains and return or capital, as applicable. For financial statement purposes, the Funds use estimates to characterize these distributions received as return of capital, capital gain or ordinary income. Such estimates are based on historical information available from each REIT and other industry sources. These estimates may subsequently be revised based on information

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2016 (Unaudited)

received for the security after the tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of a Fund. Changes to estimates will be recorded in the period they are known.  The distributions received from REIT securities that have been classified as income and capital gains are included in dividend income and net realized gain on investments, respectively, on the Statement of Operations.  The distributions received that are classified as return of capital reduced the cost of investments on the Statement of Assets and Liabilities.

(3)	Federal Tax Matters
The tax character of distributions paid during the period ended November 30, 2015 was as follows:

			Rockefeller	Rockefeller
	Rockefeller		Intermediate	Intermediate
	Equity	Rockefeller	Tax Exempt	Tax Exempt
	Allocation	Core Taxable	National	New York
	Fund	Bond Fund	Bond Fund	Bond Fund
Ordinary Income	$184,716	$1,405,584	$1,244,925	$536,047
Tax-Exempt Income	$—	$—	$276,648	$149,968

As of November 30, 2015, the components of accumulated earnings (losses) for income tax purposes were as follows:

			Rockefeller	Rockefeller
	Rockefeller		Intermediate	Intermediate
	Equity	Rockefeller	Tax Exempt	Tax Exempt
	Allocation	Core Taxable	National	New York
	Fund	Bond Fund	Bond Fund	Bond Fund
Cost basis of investments for
federal income tax purposes	$66,646,143	$79,739,196	$74,938,850	$42,488,584
Gross tax unrealized appreciation	3,922,012	215,535	493,901	327,148
Gross tax unrealized depreciation	(3,954,699)	(527,843)	(51,853)	(23,307)
Net tax unrealized
appreciation (depreciation)	$(32,687)	$(312,308)	$442,048	$303,841
Undistributed ordinary income	85,941	1,157,973	28,788	85,028
Undistributed tax-exempt
ordinary income	—	—	84,130	40,216
Undistributed long-term gains	—	387,382	49,036	12,260
Total distributable earnings	$85,941	$1,545,355	$161,954	$137,504
Total other accumulated
gain/(loss)	(739,440)	(1,173)	—	—
Total accumulated gains (losses)	$(686,186)	$1,231,874	$604,002	$441,345

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and Contingent Payment Debt Instrument adjustments.

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2016 (Unaudited)

At November 30, 2015, the Rockefeller Equity Allocation Fund had short-term capital losses of $738,801 remaining, which will be carried forward indefinitely to offset future realized capital gains. To the extent the Rockefeller Equity Allocation Fund realizes future net capital gains, taxable distributions to its shareholders will be first offset by any unused capital loss carryovers from the year ended November 30, 2015.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended November 30, 2015, the following reclassifications were made for permanent tax differences on the Statement of Assets and Liabilities.

			Rockefeller	Rockefeller
	Rockefeller		Intermediate	Intermediate
	Equity	Rockefeller	Tax Exempt	Tax Exempt
	Allocation	Core Taxable	National	New York
	Fund	Bond Fund	Bond Fund	Bond Fund
Accumulated Undistributed Net
Investment Income/ (Loss)	$(7,986)	$—	$1,510	$425
Accumulated Net Realized
Gain/ (Loss)	$7,986	$—	$(1,510)	$(425)
Paid-In Capital	$—	$—	$—	$—

The Funds had no material uncertain tax positions and have not recorded a liability for unrecognized tax benefits as of November 30, 2015.  Also, the Funds had recognized no interest and penalties related to uncertain tax benefits in the fiscal year 2015.  At November 30, 2015, the tax years 2014 and 2015 remain open to examination for the Rockefeller Core Taxable Bond Fund, the Rockefeller Intermediate Tax Exempt National Bond Fund, and the Rockefeller Intermediate Tax Exempt New York Bond Fund in the Funds’ major tax jurisdictions.  The tax year 2015 remains open to examination for the Rockefeller Equity Allocation Fund in the Fund’s major tax jurisdictions.

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Funds compensate the Adviser for its management services at the annual rate of 0.85%, 0.35%, 0.35% and 0.35% of the average daily net assets of the Rockefeller Equity Allocation Fund, Rockefeller Core Taxable Bond Fund, Rockefeller Intermediate Tax Exempt National Bond Fund and Rockefeller Intermediate Tax Exempt New York Bond Fund, respectively.

The Adviser has contractually agreed to waive its management fee and/or reimburse each Fund’s other expenses, through the expiration date listed below to the extent necessary to ensure that each Fund’s total annual operating expenses do not exceed each Fund’s Expense Limitation Cap, listed below, of the Fund’s average daily net assets.

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2016 (Unaudited)

	Expense
	Limitation Cap
	Institutional Class	Expiration Date
Rockefeller Equity Allocation Fund	1.25%	January 2, 2018
Rockefeller Core Taxable Bond Fund	0.85%	March 30, 2017
Rockefeller Intermediate Tax Exempt
National Bond Fund	0.85%	March 30, 2017
Rockefeller Intermediate Tax Exempt
New York Bond Fund	0.85%	March 30, 2017

Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap; provided, however, the Adviser shall only be entitled to recoup such amounts over the following three fiscal years.  During the six months ended May 31, 2016, the Fund’s recouped previously waived expenses of:

		Rockefeller	Rockefeller
Rockefeller		Intermediate	Intermediate
Equity	Rockefeller	Tax Exempt	Tax Exempt
Allocation	Core Taxable	National	New York
Fund	Bond Fund	Bond Fund	Bond Fund
$6,870	$—	$10,987	$11,761

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring:

			Rockefeller	Rockefeller
	Rockefeller	Rockefeller	Intermediate	Intermediate
	Equity	Core	Tax Exempt	Tax Exempt
	Allocation	Taxable	National	New York
	Fund	Bond	Bond Fund	Bond Fund
November 30, 2017	$ N/A	N/A	$ N/A	$62,766
November 30, 2018	48,945	N/A	N/A	N/A

(5)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses; and reviews the Funds’ expense accruals.  USBFS also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank, N.A. (“US Bank”), an affiliate of USBFS, serves as each Fund’s custodian.  Fees and expenses incurred for the six months ended May 31, 2016, and owed as of May 31, 2016 are as follows:

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2016 (Unaudited)

Administration and Accounting	Incurred	Owed
Rockefeller Equity Allocation Fund	$61,070	$16,366
Rockefeller Core Taxable Bond Fund	$71,839	$24,510
Rockefeller Intermediate Tax Exempt National Bond Fund	$67,976	$21,995
Rockefeller Intermediate Tax Exempt New York Bond Fund	$37,850	$14,392

Pricing	Incurred	Owed
Rockefeller Equity Allocation Fund	$ 8,495	$ 2,299
Rockefeller Core Taxable Bond Fund	$ 3,316	$ 1,114
Rockefeller Intermediate Tax Exempt National Bond Fund	$10,461	$ 3,494
Rockefeller Intermediate Tax Exempt New York Bond Fund	$ 7,310	$ 2,996

Transfer Agency	Incurred	Owed
Rockefeller Equity Allocation Fund	$ 9,138	$ 2,738
Rockefeller Core Taxable Bond Fund	$ 9,765	$ 3,657
Rockefeller Intermediate Tax Exempt National Bond Fund	$ 9,619	$ 3,725
Rockefeller Intermediate Tax Exempt New York Bond Fund	$ 8,645	$ 2,961

Custody	Incurred	Owed
Rockefeller Equity Allocation Fund	$26,167	$10,507
Rockefeller Core Taxable Bond Fund	$ 2,379	$ 765
Rockefeller Intermediate Tax Exempt National Bond Fund	$ 2,284	$ 766
Rockefeller Intermediate Tax Exempt New York Bond Fund	$ 2,196	$ 732

The Funds each have a line of credit with US Bank (see Note 8).
Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of USBFS and US Bank.
Certain officers of the Funds are also employees of USBFS. A Trustee of the Trust is affiliated with USBFS and US Bank. This same Trustee is an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of USBFS.  Each Fund’s allocation of the Trust’s Chief Compliance Officer fee incurred for the six months ended May 31, 2016, and owed as of May 31, 2016 are as follows:

CCO	Incurred	Owed
Rockefeller Equity Allocation Fund	$4,026	$1,354
Rockefeller Core Taxable Bond Fund	$4,026	$1,394
Rockefeller Intermediate Tax Exempt National Bond Fund	$4,026	$1,352
Rockefeller Intermediate Tax Exempt New York Bond Fund	$4,026	$1,352

(6)	Capital Share Transactions
Transactions in shares of the Funds were as follows:

Rockefeller Equity Allocation Fund
	Six Months Ended	Period Ended
	May 31, 2016	November 30, 2015(1)
Shares Sold	2,270,060	6,957,126
Shares Reinvested	12,400	8,091
Shares Redeemed	(385,737)	(250,385)
Net Increase	1,896,723	6,714,832

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2016 (Unaudited)

Rockefeller Core Taxable Bond Fund
	Six Months Ended	Year Ended
	May 31, 2016	November 30, 2015
Shares Sold	334,639	1,313,750
Shares Reinvested	173,255	91,610
Shares Redeemed	(564,230)	(826,993)
Net Increase/(Decrease)	(56,336)	578,367

Rockefeller Intermediate Tax Exempt National Bond Fund
	Six Months Ended	Year Ended
	May 31, 2016	November 30, 2015
Shares Sold	698,061	1,583,547
Shares Reinvested	14,842	30,810
Shares Redeemed	(258,778)	(661,443)
Net Increase	454,125	952,914

Rockefeller Intermediate Tax Exempt New York Bond Fund
	Six Months Ended	Year Ended
	May 31, 2016	November 30, 2015
Shares Sold	600,212	502,993
Shares Reinvested	9,941	46,742
Shares Redeemed	(982,605)	(197,235)
Net Increase/(Decrease)	(372,452)	352,500

(1) The Rockefeller Equity Allocation Fund commenced operations on February 4, 2015.

(7)	Investment Transactions
The aggregate securities transactions, excluding short-term investments, for the Funds for the six months ended May 31, 2016, are listed below.

			U.S.	U.S.
			Government	Government
			Securities	Securities
	Purchases	Sales	Purchases	Sales
Rockefeller Equity
Allocation Fund	$36,825,970	$20,429,295	$—	$—

Rockefeller Core
Taxable Bond Fund	$9,936,693	$9,329,071	$8,900,723	$11,021,039

Rockefeller Intermediate
Tax Exempt National
Bond Fund	$18,964,219	$15,266,024	$—	$—

Rockefeller Intermediate
Tax Exempt New York
Bond Fund	$10,100,680	$14,321,302	$—	$—

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2016 (Unaudited)

(8)	Line of Credit

At May 31, 2016, the Rockefeller Equity Allocation Fund, Rockefeller Core Taxable Bond Fund, the Rockefeller Intermediate Tax Exempt National Bond Fund, and the Rockefeller Intermediate Tax Exempt New York Bond Fund each had lines of credit in the amount of $2,000,000, $8,000,000, $8,500,000, and $5,500,000, respectively, which all mature August 12, 2016.  These unsecured lines of credit are intended to provide short-term financing, if necessary, and subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, US Bank.  Interest will be accrued at the prime rate of 3.25% through December 16, 2015 and 3.50% thereafter.  The Rockefeller Equity Allocation Fund, Rockefeller Core Taxable Bond Fund and the Rockefeller Intermediate New York Bond Fund did not utilize their lines of credit during the six months ended May 31, 2016.

The Rockefeller Intermediate Tax Exempt National Bond Fund utilized its line of credit during the six months ended May 31, 2016. The following table provides information regarding the usage of the line of credit for the six months ended May 31, 2016. There was no outstanding balance on the line of credit as of May 31, 2016.

	Average		Maximum	Date of
Days	Amount of	Interest	Amount of	Maximum
Utilized	Borrowing	Expense	Borrowing	Borrowing
1	$38,000	$4	$38,000	2/29/2016

(9)	Subsequent Event
On June 24, 2016, the Funds declared and paid distributions from ordinary income to shareholders of record as of June 23, 2016, as follows:

Ordinary
Income
Rockefeller Equity Allocation Fund	$328,584
Rockefeller Core Taxable Bond Fund	$398,306
Rockefeller Intermediate Tax Exempt
National Bond Fund	$142,308
Rockefeller Intermediate Tax Exempt
New York Bond Fund	$ 46,964

Rockefeller Funds
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

• information we receive about you on applications or other forms;

• information you give us orally; and

• information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Rockefeller Funds
Additional Information
(Unaudited)

Tax Information

For the period ended November 30, 2015, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Rockefeller Equity Allocation Fund	100.00%
Rockefeller Core Taxable Bond Fund	0.00%
Rockefeller Intermediate Tax Exempt National Bond Fund	0.00%
Rockefeller Intermediate Tax Exempt New York Bond Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended November 30, 2015 was as follows:

Rockefeller Equity Allocation Fund	100.00%
Rockefeller Core Taxable Bond Fund	0.00%
Rockefeller Intermediate Tax Exempt National Bond Fund	0.00%
Rockefeller Intermediate Tax Exempt New York Bond Fund	0.00%

For the period ended November 30, 2015, taxable ordinary income distributions are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) for the Funds as follows:

Rockefeller Equity Allocation Fund	0.00%
Rockefeller Core Taxable Bond Fund	36.02%
Rockefeller Intermediate Tax Exempt National Bond Fund	99.98%
Rockefeller Intermediate Tax Exempt New York Bond Fund	99.99%

Rockefeller Funds
Additional Information (Continued)
(Unaudited)

Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 855-369-6209.

Other
Directorships
				Number of	Held by
		Term of	Principal	Portfolios	Trustee
	Position(s)	Office and	Occupation(s)	in Trust	During the
Name,	Held with	Length of	During the Past	Overseen	Past Five
Address and Age	the Trust	Time Served	Five Years	by Trustee	Years
Independent Trustees

Michael D. Akers, Ph.D.	Trustee	Indefinite	Professor and	36	Independent
615 E. Michigan St.		Term; Since	Chair, Department		Trustee, USA
Milwaukee, WI 53202		August 22,	of Accounting,		MUTUALS
Age: 61		2001	Marquette University		(an open-end
			(2004–present).		investment
company with
five portfolios).

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/Midwest	36	Independent
615 E. Michigan St.		Term; Since	Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 59		2001	(1986–present).		(an open-end
investment
company with
five portfolios).

Rockefeller Funds
Additional Information (Continued)
(Unaudited)

Other
Directorships
				Number of	Held by
		Term of	Principal	Portfolios	Trustee
	Position(s)	Office and	Occupation(s)	in Trust	During the
Name,	Held with	Length of	During the Past	Overseen	Past Five
Address and Age	the Trust	Time Served	Five Years	by Trustee	Years
Jonas B. Siegel	Trustee	Indefinite	Retired	36	Independent
615 E. Michigan St.		Term; Since	(2011–present);		Manager,
Milwaukee, WI 53202		October 23,	Managing Director,		Ramius IDF
Age: 72		2009	Chief Administrative		fund complex
			Officer (“CAO”) and		(two closed-end
			Chief Compliance		investment
			Officer (“CCO”),		companies);
			Granite Capital		Independent
			International Group,		Trustee, Gottex
			L.P. (an investment		Trust (an open-
			management firm)		end investment
			(1994–2011).		company with
one portfolio);
Independent
Trustee, Gottex
Multi-Asset
Endowment
fund complex
(three closed-
end investment
companies)
(2010–2015);
Independent
Trustee,
Gottex Multi-
Alternatives
fund complex
(three closed-
end investment
companies)
(2010–2015).

Rockefeller Funds
Additional Information (Continued)
(Unaudited)

Other
Directorships
				Number of	Held by
		Term of	Principal	Portfolios	Trustee
	Position(s)	Office and	Occupation(s)	in Trust	During the
Name,	Held with	Length of	During the Past	Overseen	Past Five
Address and Age	the Trust	Time Served	Five Years	by Trustee	Years
Interested Trustee and Officers

Joseph C. Neuberger(1)	Chairperson	Indefinite	Executive Vice	36	Trustee,
615 E. Michigan St.	and	Term; Since	President, U.S.		Buffalo Funds
Milwaukee, WI 53202	Trustee	August 22,	Bancorp Fund		(an open-end
Age: 54		2001	Services, LLC		investment
			(1994–present).		company with
ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
five portfolios).

John P. Buckel	President	Indefinite	Vice President,	N/A	N/A
615 E. Michigan St.	and	Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202	Principal	January 24,	Services, LLC
Age: 58	Executive	2013	(2004–present).
Officer

Jennifer A. Lima	Vice	Indefinite	Vice President,	N/A	N/A
615 E. Michigan St.	President,	Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202	Treasurer	January 24,	Services, LLC
Age: 42	and	2013	(2002–present).
Principal
Financial
and
Accounting
Officer

Anita M. Zagrodnik	Chief	Indefinite	Senior Vice	N/A	N/A
615 E. Michigan St.	Compliance	Term;	President,
Milwaukee, WI 53202	Officer, Vice	Since	U.S. Bancorp Fund
Age: 56	President	July 1,	Services, LLC
	and Anti-	2014	(January 2014–
	Money		present); Senior
	Laundering		Vice President,
	Officer		Ariel Investments,
LLC (2010–2013);
Vice President, Ariel
Investments, LLC
(2003–2010).

Rockefeller Funds
Additional Information (Continued)
(Unaudited)

Other
Directorships
				Number of	Held by
		Term of	Principal	Portfolios	Trustee
	Position(s)	Office and	Occupation(s)	in Trust	During the
Name,	Held with	Length of	During the Past	Overseen	Past Five
Address and Age	the Trust	Time Served	Five Years	by Trustee	Years
Adam W. Smith	Secretary	Indefinite	Assistant Vice	N/A	N/A
615 E. Michigan St.		Term; Since	President, U.S.
Milwaukee, WI 53202		May 29,	Bancorp Fund
Age: 34		2015	Services, LLC
(April 2012–present);
Research Associate,
Vista360, LLC
(May 2010–April 2012).

Jesse J. Schmitting	Assistant	Indefinite	Assistant Vice	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	President, U.S.
Milwaukee, WI 53202		July 21,	Bancorp Fund
Age: 34		2011	Services, LLC
(2008–present).

Cullen O. Small	Assistant	Indefinite	Assistant Vice	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	President, U.S.
Milwaukee, WI 53202		January 22,	Bancorp Fund
Age: 29		2015	Services, LLC
(2010–present).

Kelly A. Burns	Assistant	Indefinite	Officer, U.S.	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Bancorp Fund
Milwaukee, WI 53202		April 23,	Services, LLC
Age: 28		2015	(2011–present).

Melissa Aguinaga	Assistant	Indefinite	Officer, U.S.	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Bancorp Fund
Milwaukee, WI 53202		July 1,	Services, LLC
Age: 28		2015	(2010–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Funds’ principal underwriter.

(This Page Intentionally Left Blank.)

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

ADDITIONAL INFORMATION (Unaudited)

The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 855-369-6209. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting records for the most recent 12-month period ended June 30, are available without charge, either upon request by calling the Funds toll free at 855-369-6209 or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Funds reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 855-369-6209 to request individual copies of these documents. Once the Funds receive notice to stop householding, the Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

ROCKEFELLER FUNDS

Investment Adviser	Rockefeller & Co., Inc.
10 Rockefeller Plaza, Third Floor
New York, New York 10020

Legal Counsel	Godfrey & Kahn, S.C.
833 East Michigan Street
Suite 1800
Milwaukee, Wisconsin 53202

Independent Registered Public	Deloitte & Touche LLP
Accounting Firm	555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of [directors/trustees].

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*    /s/ John Buckel
John Buckel, President

Date     July 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ John Buckel
John Buckel, President

Date     July 29, 2016

By (Signature and Title)*    /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date     July 29, 2016

* Print the name and title of each signing officer under his or her signature.